INVESTMENT IN JOINT VENTURE	12 Months Ended
Jun. 30, 2021
INVESTMENT IN JOINT VENTURE [Abstract]
INVESTMENT IN JOINT VENTURE

7.        INVESTMENT IN JOINT VENTURE

On January 1, 2016, one of the subsidiaries of the Group (“the Subsidiary”) made a 47.5% investment in a Joint Venture Lake Ball LLC, doing business as Clear Connect, with Innovative Business Solutions (‘IBS’) with a purpose to procure and sell commercial leads for the Subsidiary’s customers. The country of incorporation and principle place of business of Lake Ball LLC is the United States of America. The investment is accounted for under the equity method of accounting. As of June 30, 2021, the market value of the investment amounts to $0.3 million (June 30, 2020: $0.3 million, June 30, 2019: $0.2 million). The details of the investment are as follows:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Opening balance	331	227	392
Return on investment during the year	—	—	(96)
Dividend received during the year	(650)	(430)	(420)
Share of profit for the year	577	534	351
Ending balance	258	331	227

Share of profit for the year ended June 30, 2021, 2020 and 2019 of $0.6 million, $0.5 million and $0.4 million, respectively, is included in the other operating costs in statement of profit or loss and comprehensive income.

Summarized financial information of equity accounted Joint Venture from the financial statements of Lake Ball LLC is as follows:

	For the Year Ended
	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)

Revenue	4,342	3,152	2,140
Profit after tax	1,215	1,124	739
Other comprehensive income	—	—	—
Total comprehensive income	1,215	1,124	739